STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Share [Member]	Additional paid-in capital [Member]	Treasury Shares [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2020	$ 1,827	$ 201,392	$ 0	$ (181,445)	$ 21,774
Balance, shares at Dec. 31, 2020	25,332,225
Share-based compensation to employees and non-employees	$ 0	833	0	0	833
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees	$ 31	(31)	0	0	0
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees, shares	398,164
Issuance of ordinary shares in a "Best Efforts" offering, net of issuance expenses	$ 832	35,489	0	0	36,321
Issuance of ordinary shares in a "Best Efforts" offering, net of issuance expenses, shares	10,921,502
Exercise of pre-funded warrants and warrants	$ 772	14,288	0	0	15,060
Exercise of pre-funded warrants and warrants, shares	10,425,258
Issuance of ordinary shares in a "registered direct" offering, net of issuance expenses	$ 1,199	26,932	0	0	28,131
Issuance of ordinary shares in a "registered direct" offering, net of issuance expenses, shares	15,403,014
Net loss	$ 0	0	0	(12,736)	(12,736)
Balance at Dec. 31, 2021	62,480,163	4,661	278,903	(194,181)	89,383
Share-based compensation to employees and non-employees	0	993	0	0	993
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees	$ 39	(39)	0	0	0
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees, shares	543,343
Treasury shares at cost	$ (211)	0	(2,431)	0	(2,642)
Treasury shares at cost (shares)	(2,933,208)
Net loss	$ 0	0	0	(19,569)	(19,569)
Balance at Dec. 31, 2022	$ 4,489	279,857	2,431	(213,750)	68,165
Balance, shares at Dec. 31, 2022	60,090,298
Share-based compensation to employees and non-employees	$ 0	1,328	0	0	1,328
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees	$ 76	(76)	0	0	0
Issuance of ordinary shares upon vesting of RSUs by employees and non-employees, shares	1,109,200
Treasury shares at cost	$ (78)	0	(772)	0	(850)
Treasury shares at cost (shares)	(1,089,399)
Net loss	$ (0)	0	(0)	(22,133)	(22,133)
Balance at Dec. 31, 2023	$ 4,487	$ 281,109	$ (3,203)	$ (235,883)	$ 46,510
Balance, shares at Dec. 31, 2023	60,110,099